Shareholders' equity and share-based payments - Perpetual subordinated notes (Details) € in Millions, $ in Millions		12 Months Ended
	Jan. 25, 2021 EUR (€) tranche	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 EUR (€) tranche	Dec. 31, 2015 EUR (€) tranche	Dec. 31, 2020 EUR (€)
Shareholders' equity
Number of tranches | tranche	2						3	2
Amount of perpetual deeply subordinated notes recorded in equity | $		$ 10,667
Coupons booked in deduction of shareholders' equity | $		$ 308		$ 353		$ 315
Perpetual subordinated notes issued, 1.625%, callable after 7 years
Shareholders' equity
Interest rate (as percent)	1.625%
Years after which notes are callable	7 years
Principal amount	€ 1,500
Perpetual subordinated notes issued, 2.125%, callable after 12 years
Shareholders' equity
Interest rate (as percent)	2.125%
Years after which notes are callable	12 years
Principal amount	€ 1,500
Perpetual subordinated notes issued, 2.000%, callable after 10 years
Shareholders' equity
Interest rate (as percent)		2.00%							2.00%
Years after which notes are callable		10 years	10 years
Principal amount									€ 1,000
Perpetual subordinated notes issued, 1.750%, callable after 5 years
Shareholders' equity
Interest rate (as percent)					1.75%
Years after which notes are callable				5 years	5 years
Principal amount					€ 1,500
Subordinated note, 3.875%, perpetual maturity callable after 6 years
Shareholders' equity
Interest rate (as percent)							3.875%
Years after which notes are callable							6 years
Principal amount							€ 1,750
Subordinated note, 2.708%, perpetual maturity callable after 6.6 years
Shareholders' equity
Interest rate (as percent)							2.708%
Years after which notes are callable							6 years 7 months 6 days
Principal amount							€ 1,000
Subordinated note, 3.369%, perpetual maturity callable after 10 years
Shareholders' equity
Interest rate (as percent)							3.369%
Years after which notes are callable							10 years
Principal amount							€ 1,500
Subordinated note, 2.250%, perpetual maturity callable after 6 years
Shareholders' equity
Interest rate (as percent)								2.25%
Years after which notes are callable								6 years
Principal amount					1,000			€ 2,500	€ 297
Amount tendered			€ 703		€ 1,500
Temporary increase in outstanding amount of notes			€ 297
Subordinated note, 2.625%, perpetual maturity callable after 10 years
Shareholders' equity
Interest rate (as percent)								2.625%
Years after which notes are callable								10 years
Principal amount								€ 2,500